Expense Example (Vanguard FTSE All-World ex-US Small-Cap Index Fund, USD $)	12 Months Ended
Oct. 31, 2011
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Expense Example
1 YEAR,	$ 128
3 YEAR,	187
5 YEAR,	253
10 YEAR,	446
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Expense Example
1 YEAR,	153
3 YEAR,	266
5 YEAR,	390
10 YEAR,	$ 752